Related party transactions (Tables)	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Equity Investees Information, Balance Sheets

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2013	2014
Current assets	254,606	307,726
Noncurrent assets	513,104	716,159
Current liabilities	205,749	235,618
Noncurrent liabilities and noncontrolling interests	308,410	501,893
Percentage of ownership in equity investees	20%-50%	20%-50%

Equity Investees Information, Statements of Income

Statements of Income

	Yen in millions
	Fiscal year ended March 31, 2012
	Sony Ericsson	S-LCD	Others	Total
Net revenues	475,898	146,002	123,610	745,510

Operating income (loss)	(44,239)	(4,644)	5,247	(43,636)
Other income (expense), net	4,504	(3,098)

Income (loss) before income taxes	(39,735)	(7,742)
Income taxes (expense)	(73,054)	(374)
Net income (loss) attributable to noncontrolling interests	(2,729)	—

Net income (loss) attributable to controlling interests	(115,518)	(8,116)	950	(122,684)
Percentage of ownership in equity investees	50%	50%	20%-50%
Equity in net income (loss) of affiliated companies, before consolidating and reconciling adjustments	(57,759)	(4,058)
Consolidating and reconciling adjustments:
Impairment loss including translation adjustments	—	(60,019)
Other	79	(1)

Equity in net income (loss) of affiliated companies	(57,680)	(64,078)	61	(121,697)

	Yen in millions
	Fiscal year ended March 31
	2013	2014
Net revenues	193,405	306,383
Operating income (loss)	(14,759)	(1,064)
Net income (loss) attributable to controlling interests	(26,026)	(15,195)
Percentage of ownership in equity investees	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method

Account balances and transactions with affiliated companies accounted for under the equity method are presented below:

	Yen in millions
	March 31
	2013	2014
Accounts receivable, trade	7,294	8,271
Accounts payable, trade	880	1,030
Capital lease obligations	27,485	71,345

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Sales	79,677	18,565	23,647
Purchases	157,930	1,725	1,533
Lease payments	24,159	25,523	38,919